SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting: These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principles of Consolidation: Entities in which NAO has controlling financial interest are consolidated. Subsidiaries are consolidated from the date on which control is obtained. The subsidiaries’ accounting policies are in conformity with U.S. GAAP. All intercompany balances and transactions have been eliminated upon consolidation.

Use of Estimates: Preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and costs during the reporting period. Actual results could differ from those estimates. The effects of changes in accounting estimates are accounted for in the same period in which the estimates are changed.

Functional Currency and Foreign Currency Translation: The Company determined its functional currency to be the United States (“U.S.”) dollars. Transactions in foreign currencies during the year are translated into U.S. dollars at the rates of exchange in effect at the date of the transactions. For the year ended December 31, 2017, a total exchange gains of $0.3 million. December 31, 2016 and December 31, 2015 a total exchange loss of $0.2 million and $0.6 million, respectively, is included in Other Financial (Costs) Income.

Revenue Recognition: Revenue is generated from time and spot charters and is recognized as services are performed based on contractual daily charter rates and when collectability is reasonable assured.

Vessel Operating Costs: Vessel operating costs include crewing, repair and maintenance, insurance, stores, lubricants, management fee, communication costs, and tonnage tax. These costs are recognized when incurred.

Cash and Cash equivalents: Cash Equivalents consist of highly liquid investments such as time deposits with an original maturity at acquisition of three months or less.

Accounts Receivable: Accounts Receivables are presented net of allowance for doubtful balances. If balances are determined uncollectable, after all means of collections have been exhausted and the potential for recovery is considered to be remote, they are charged against the allowance for doubtful balances. As of December 31, 2017 and 2016, the Company has not made any allowance for doubtful balances.

Inventories: Inventories, which comprise bunker fuel and lubrication oil, are stated at the lower of cost or net realizable value, which is determined on a first-in, first-out (“FIFO”) basis. Bunker fuel onboard at the time of delivery to a charterer is purchased by the charterer, and re-purchased by the Company at the time of re-delivery.

Vessels, net: Vessels and equipment are stated at historical costs, less accumulated depreciation which is provided by the straight line method over their estimated useful life of 25 years. Interest is capitalized in connection with the construction of vessels. The capitalized interest is included as part of the asset to which it relates and depreciated over the asset’s estimated useful life.

Certain subsequent expenditures for conversions and major improvements are also capitalized if it is determined that they appreciably extend the life, increase the earnings capacity or improve the efficiency or safety of the vessel. Repairs and maintenance are expensed as incurred. The vessels estimated residual values and useful life are reviewed when there has been a change in circumstances that indicate the original estimate may no longer be appropriate. Residual values are estimated at $1.5 million for each vessel in the fleet at December 31, 2017 and 2016.

Impairment of Long-Lived Assets: The Company reviews for impairment long-lived assets held and used whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. In this respect, the Company reviews its assets for impairment on an asset by asset basis. When the estimate of undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company evaluates the asset for impairment loss. In developing estimates of future undiscounted cash flows, the Company makes assumptions and estimates about the vessels’ future performance, with the significant assumptions being related to charter rates, fleet utilization, operating costs, capital expenditures, residual value and the estimated remaining useful life of each vessel. The assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations. The estimated net operating undiscounted cash flows are determined by considering an estimated daily charter rate for the remaining operating days. The Company estimates the daily charter rate for the remaining operating days based on the historical average for similar vessels and utilizing available market data for current charter rates over the remaining estimated life of the vessel, assumed to be 25 years from the delivery of the vessel from the shipyard, net of brokerage commissions, expected outflows for vessels’ maintenance and vessel operating costs (including planned drydocking and engine overhaul expenditures). If the Company’s estimate of undiscounted future cash flows for any vessel is lower than the vessel’s carrying value, the carrying value is written down, by recording a charge to operations, to the vessel’s fair market value, less cost to sell. Fair market value is calculated based on the higher of estimated discounted operating cashflow from use and realizable value as presented by independent brokers.

Drydocking and engine overhaul: The Company’s vessels are required to be drydocked approximately every 60 months, and to have engines overhauled after 10,000 – 11,000 running hours. The Company will capitalize a substantial portion of the costs incurred during drydocking and overhaul, and amortize those costs on a straight line basis from the completion of a drydocking, intermediate survey or overhaul to the estimated completion of the next drydocking or overhaul. Consistent with prior periods, drydocking costs include a variety of costs incurred while vessels are placed within drydock, including expenses related to the dock preparation and port expenses at the drydock shipyard, general shipyard expenses, expenses related to hull, external surfaces and decks, expenses related to machinery and engines of the vessel, as well as expenses related to the testing and correction of findings related to safety equipment on board. The Company includes in capitalized drydocking those costs incurred as part of the drydock to meet classification and regulatory requirements. The Company expenses costs related to routine repairs and maintenance performed during drydocking, and for annual class survey costs. Ballast tank improvements are capitalized and amortized on a straight-line basis over a period of eight years. The capitalized and unamortized drydocking costs are included in the book value of the vessels. Amortization expense of the drydocking costs is included in depreciation expense. For the vessels acquired an estimate of $200,000 and $365,000 for drydock cost and overhaul costs respectively has been allocated from the purchase price. Drydocking is depreciated over five years, and engine overhauls are depreciated based on the number of running hours within the reporting period according to the built-in overhaul method.

Geographical segments: The Company has not presented segment information as it considers it operates as one reportable segment, the offshore support vessel market, where all vessels currently operate in the North Sea.

Fair Value of Financial Instruments: The fair values of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate carrying value because of the short term nature of these instruments.

Termination Fee: In 2015 the Company received $3.9 million related to a termination of a charter contract for one of their vessels. The termination fee received is subject to future conditions, and is deferred and recognized in future periods when these conditions have been met. $1.2 million and $1.2 million of the termination fee were recognized as charter revenue for the years ended December 31, 2017 and December 31, 2016, respectively. Deferred termination fees of $0.4 million and $0.0 million are recorded as Accrued Liabilities and Non-Current Liabilities, respectively, as of December 31, 2017. As of December 31, 2016, $ 0.3 million and $1.1 million were recorded as Accrued Liabilities and Other Non-Current Liabilities, respectively.

Income Taxes: The Company is incorporated in Bermuda. Under current Bermuda law, the Company is not subject to corporate income taxes. The statutory applicable rate to consolidated corporate earnings is 0%. On March 10, 2014 the Company’s vessel was accepted into the UK Tonnage Tax regime. The company no longer qualifies for inclusion in the UK Tonnage Tax regime and made an exit February 2017, and subsequent to this the Company was subject to the regular tax regime in UK. No deferred tax asset in respect of losses incurred has been recognized at the end of 2017 as the UK operations have ceased and so the losses cannot be utilized to offset future UK or other taxable income.

Concentration of Credit Risk: Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable. The Company’s cash is primarily held in major banks and financial institutions in Norway and the United Kingdom and typically insured up to a set amount. Accordingly, the Company believes the risk of any potential loss on deposits held in these institutions is minimal. Concentrations of credit risk relative to accounts receivable are limited to our client base in the energy industry that may be affected by changes in economic or other external conditions. The Company does not require collateral for its accounts receivable. The fair value of the financial instruments approximates the net book value.

For the year ended December 31, 2017, three charterers accounted for 44% of the total revenues with 21%, 13%, and 10%, respectively.

For the year ended December 31, 2016, three charterers accounted for 36% of the total revenues, with 14%, 11%, and 11%, respectively.

For the year ended December 31, 2015, three charterers accounted for 85% of the total revenues, with 49%, 22%, and 14%, respectively.

For the year ended December 31, 2017, three charterers accounted for 66% of the outstanding accounts receivable, with 28%, 19%, and 19%, respectively.

For the year ended December 31, 2016, four charterers accounted for 70% of the outstanding accounts receivable, with 28%, 19%, 13%, and 10%, respectively.

For the year ended December 31, 2015, four charterers accounted for 69% of the outstanding accounts receivable, with 33%, 15%, 11% and 10% respectively.

Recent Accounting Pronouncements:

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, which supersedes nearly all existing revenue recognition guidance under U.S. GAAP. The core principle is that a company should recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. This update establishes a five-step process to achieve this core principle and, in doing so, more judgment and estimates may be required within the revenue recognition process than are required under existing U.S. GAAP.  Effective date is for reporting periods commencing on or after December 15, 2017.

The Company will adopt the standard using the modified retrospective option as of January 1, 2018 and we have determined that the adoption will not have a significant effect on our consolidated financial statements, other than additional revenue disclosures in the notes to the consolidated financial statements, while the Company has all its vessels employed under time charter agreements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The update requires an entity to recognize right-of-use assets and lease liabilities on its balance sheet and disclose key information about leasing arrangements. It also offers specific accounting guidance for a lessee, a lessor and sale and leaseback transactions. Lessees and lessors are required to disclose qualitative and quantitative information about leasing arrangements to enable a user of the financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. The guidance will be effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years and early adoption is permitted. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.

In November 2016, the FASB issued ASU 2016-18, Statement of cash flows (230): Restricted cash, which requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. The Company has early adopted this ASU and the adoption did not have any effect on the consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016-15, Statement of cash flows (Topic 230). The Company has early adopted this ASU and the adoption did not have any effect on the consolidated financial statements.